CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 10,435	$ 27,517	$ 1,382,525
ASSETS
Receivables (net of allowance for doubtful accounts of $47,112 and $0, respectively)	152,852	161,957	2,316
Prepaid expenses	270,153	306,978	27,160
Inventory	152,850	164,302	67,144
Due from related parties	318,763	397,590	429,648
Total Current Assets	910,053	1,058,344	1,908,793
Property and equipment, net	653,483	643,872	79,153
Intangible assets, net	36,762	38,876	54,912
Operating lease right of use assets	2,772,776	2,693,984	315,207
Lease security deposits	92,679	152,157	86,811
Total Assets	4,465,753	4,587,233	2,444,876
Current liabilities
Accounts payable and accrued expenses (including accounts payable and accrued expenses of VIE without recourse to the Company of $69,741 and $101,175 as of December 31, 2021 and December 31, 2020, respectively)	394,706	275,831	101,175
Customer deposits (including customer deposits of VIE without recourse to the Company of $0 and $11,028 as of December 31, 2021 and December 31, 2020, respectively)		0	11,028
Advances from prospective customers/distributors (including advances from prospective customers/distributors of VIE without recourse to the Company of $484,956 and $757,896 as of December 31, 2021 and December 31, 2020, respectively)	483,932	484,956	757,896
Due to related parties (including due to related parties without recourse to the Company of $532,121 and $91,951 as of December 31, 2021 and December 31, 2020 respectively)	1,574,462	1,263,660	91,951
Operating lease liabilities - current (including operating lease liabilities - current of VIE without recourse to the Company of $293,985 and $315,207 as of December 31, 2021 and December 31, 2020, respectively)	859,940	765,583	315,207
Total Current Liabilities	3,313,040	2,790,030	1,277,257
Non-current liabilities
Operating lease liabilities - current (including operating lease liabilities - current of VIE without recourse to the Company of $307,812 and $293,985 as of March 31, 2022 and December 31, 2021, respectively)	1,912,836	1,928,401	0
Total Liabilities	5,225,876	4,718,431	1,277,257
Commitments and contingencies	0	0	0
Shareholders' Equity:
Preferred stock, par value $.01 per share, 5,000,000 shares authorized, none issued	0	0	0
Additional Paid in Capital	2,117,599	2,117,599	1,991,617
Accumulated deficit	(3,064,380)	(2,485,432)	(942,994)
Accumulated other comprehensive income (loss)	68,476	118,453	1,996
Total Shareholders' Equity	(760,123)	(131,198)	1,167,619
Total Liabilities and Shareholders' Equity	4,465,753	4,587,233	2,444,876
Common Class A [Member]
Shareholders' Equity:
Common stock value	118,178	118,178	117,000
Common Stock Class B [Member]
Shareholders' Equity:
Common stock value	$ 4	$ 4	$ 0